    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 20, 1997


                                                                FILE NO. 2-96484
                                                               FILE NO. 811-4258
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549
                                 --------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        /X/
                                 --------------

                          Pre-Effective Amendment No.                        / /


                        Post-Effective Amendment No. 14                      /X/


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/

                                Amendment No. 14                             /X/

                                 -------------

                       VALUE LINE CONVERTIBLE FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                              220 East 42nd Street
                            New York, New York          10017-5891
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)    (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (212) 907-1500

                               David T. Henigson
                                Value Line, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    Copy to:
                           Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                              Greenwich, CT 06830
                                 --------------

        It is proposed that this filing will become effective (check appropriate box)

        / / immediately upon filing pursuant to paragraph (b)

        /X/ on September 1, 1997 pursuant to paragraph (b)

        / / 60 days after filing pursuant to paragraph (a)
        / / on (date) pursuant to paragraph (a) of rule 485
                                 --------------


PURSUANT TO THE PROVISIONS OF RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF SHARES OF CAPITAL STOCK UNDER THE SECURITIES ACT OF 1933. REGISTRANT FILED ITS RULE 24F-2 NOTICE FOR THE YEAR ENDED APRIL 30, 1997 ON OR ABOUT JUNE 19, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        VALUE LINE CONVERTIBLE FUND, INC
                                   FORM N-1A
                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                            LOCATION
----------------                                                          ---------------------------------------
PART A (PROSPECTUS)
    Item  1.      Cover Page............................................  Cover Page
    Item  2.      Synopsis..............................................  Not Applicable
    Item  3.      Condensed Financial Information.......................  Summary of Fund Expenses; Financial
                                                                            Highlights
    Item  4.      General Description of Registrant.....................  Cover Page; Investment Objective and
                                                                            Policies; Investment Restrictions;
                                                                            Additional Information
    Item  5.      Management of the Fund................................  Summary of Fund Expenses; Management of
                                                                            the Fund; Additional Information
    Item  6.      Capital Stock and Other Securities....................  Dividends, Distributions and Taxes;
                                                                            Additional Information
    Item  7.      Purchase of Securities Being Offered..................  How to Buy Shares; Calculation of Net
                                                                            Asset Value; Investor Services
    Item  8.      Redemption or Repurchase..............................  How to Redeem Shares
    Item  9.      Pending Legal Proceedings.............................  Not Applicable

PART B (STATEMENT OF ADDITIONAL INFORMATION)
    Item 10.      Cover Page............................................  Cover Page
    Item 11.      Table of Contents.....................................  Table of Contents
    Item 12.      General Information and History.......................  Additional Information (Part A)
    Item 13.      Investment Objectives and Policies....................  Investment Objective and Policies;
                                                                            Investment Restrictions
    Item 14.      Management of the Fund................................  Directors and Officers
    Item 15.      Control Persons and Principal Holders of Securities...  Management of the Fund (Part A);
                                                                            Directors and Officers
    Item 16.      Investment Advisory and Other Services................  Management of the Fund (Part A); The
                                                                            Adviser
    Item 17.      Brokerage Allocation..................................  Management of the Fund (Part A);
                                                                            Brokerage Arrangements
    Item 18.      Capital Stock and Other Securities....................  Additional Information (Part A)
    Item 19.      Purchase, Redemption and Pricing of Securities Being
                    Offered.............................................  How to Buy Shares; Suspension of
                                                                            Redemptions; Calculation of Net Asset
                                                                            Value (Part A)
    Item 20.      Tax Status............................................  Taxes
    Item 21.      Underwriters..........................................  Not Applicable
    Item 22.      Calculation of Performance Data.......................  Performance Information (Part A);
                                                                            Performance Data
    Item 23.      Financial Statements..................................  Financial Statements

PART C
    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                        PROSPECTUS
VALUE LINE                             September 1,
CONVERTIBLE FUND, INC.                     1997


  220 East 42nd Street, New York, New York 10017-5891
  1-800-223-0818 or 1-800-243-2729

               Value Line Convertible Fund, Inc. (the "Fund") is a no-load diversified, open-end management investment company whose investment objective is to seek high current income together with capital appreciation. The Fund seeks to accomplish its objective by investing primarily in convertible securities.

               The Fund's investment adviser is Value Line, Inc.
               (the "Adviser").

               Shares of the Fund are offered at net asset value.
               There are no sales charges or redemption fees.


    This Prospectus sets forth concise information about the Fund that a prospective investor ought to know before investing. This Prospectus should be retained for future reference. Additional information about the Fund is contained in a Statement of Additional Information, dated September 1, 1997, which has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. A copy of the Statement of Additional Information may be obtained at no charge by writing or telephoning the Fund at the address or telephone numbers listed above.


                                  DISTRIBUTOR
                          Value Line Securities, Inc.
                              220 East 42nd Street
                         New York, New York 10017-5891

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            SUMMARY OF FUND EXPENSES


SHAREHOLDER TRANSACTION EXPENSES
  Sales Load on Purchases........................................................       None
  Sales Load on Reinvested Dividends.............................................       None
  Deferred Sales Load............................................................       None
  Redemption Fees................................................................       None
  Exchange Fee...................................................................       None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management Fees................................................................      0.75%
  12b-1 Fees.....................................................................       None
  Other Expenses.................................................................      0.26%
  Total Fund Operating Expenses..................................................      1.01%



EXAMPLE                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                         -----------  -----------  -----------  -----------

You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period:...........   $      10    $      32    $      56    $     124



    The foregoing is based upon the expenses for the year ended April 30, 1997, and is designed to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. ACTUAL EXPENSES IN THE FUTURE MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD)


    The following information on selected per share data and ratios with respect to each of the five years in the period ended April 30, 1997, and the related financial statements, have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report thereon appears in the Fund's Annual Report to Shareholders which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the financial statements and notes thereto which also appear in the Fund's Annual Report to Shareholders available from the Fund without charge.

                                                                          YEARS ENDED APRIL 30,
                                               ----------------------------------------------------------------------------
                                                  1997         1996         1995         1994         1993         1992
                                               -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year...........     $14.10        $11.79       $12.26       $13.80       $12.24       $11.07
                                               -----------  -----------  -----------  -----------  -----------  -----------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income....................        .70          .66          .74          .71          .62          .65
    Net gains or losses on securities (both
     realized and unrealized)................        .50          2.33         (.02 )       .11          1.54         1.13
                                               -----------  -----------  -----------  -----------  -----------  -----------
      Total from investment operations.......        1.20         2.99         .72          .82          2.16         1.78
                                               -----------  -----------  -----------  -----------  -----------  -----------
 LESS DISTRIBUTIONS:
    Dividends from net investment income.....        (.65 )       (.68 )       (.76 )       (.69 )       (.60 )       (.61 )
    Distributions from capital gains.........       (1.58 )         --         (.43 )      (1.67 )         --           --
                                               -----------  -----------  -----------  -----------  -----------  -----------
      Total distributions....................       (2.23 )       (.68 )      (1.19 )      (2.36 )       (.60 )       (.61 )
                                               -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, end of year.................      $13.07       $14.10       $11.79       $12.26       $13.80       $12.24
                                               -----------  -----------  -----------  -----------  -----------  -----------
                                               -----------  -----------  -----------  -----------  -----------  -----------
Total return.................................        8.80 %      26.07 %       6.53 %       5.50 %      18.16 %      16.42 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).......      $68,684      $72,620      $50,523      $49,823      $43,936      $37,177
Ratio of expenses to average net assets......        1.01 %(1)       1.08 %       1.08 %       1.07 %       1.10 %       1.14 %
Ratio of net investment income to average net
  assets.....................................        4.94 %       5.14 %       6.13 %       5.32 %       4.80 %       5.45 %
Portfolio turnover rate......................         164 %        129 %         87 %        142 %        146 %        140%
Average commisions paid per share of stock
  investments purchased/sold.................      $.0500 (2)    N/A        N/A          N/A          N/A          N/A


                                                  1991         1990         1989         1988
                                               -----------  -----------  -----------  -----------
Net asset value, beginning of year...........      $10.90       $11.45       $10.28       $12.36
                                               -----------  -----------  -----------  -----------
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income....................        .62          .69          .69          .54
    Net gains or losses on securities (both
     realized and unrealized)................        .38          (.62 )       1.06        (1.46 )
                                               -----------  -----------  -----------  -----------
      Total from investment operations.......        1.00         .07          1.75         (.92 )
                                               -----------  -----------  -----------  -----------
 LESS DISTRIBUTIONS:
    Dividends from net investment income.....        (.83 )       (.62 )       (.58 )       (.68 )
    Distributions from capital gains.........          --           --           --         (.48 )
                                               -----------  -----------  -----------  -----------
      Total distributions....................        (.83 )       (.62 )       (.58 )      (1.16 )
                                               -----------  -----------  -----------  -----------
Net asset value, end of year.................      $11.07       $10.90       $11.45       $10.28
                                               -----------  -----------  -----------  -----------
                                               -----------  -----------  -----------  -----------
Total return.................................        9.98 %       0.51 %      17.68 %      -7.86 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands).......      $36,553      $44,818      $62,074      $64,693
Ratio of expenses to average net assets......        1.19 %       1.05 %       1.03 %       1.06 %
Ratio of net investment income to average net
  assets.....................................        5.50 %       5.81 %       6.32 %       4.78 %
Portfolio turnover rate......................         216 %        105 %        112 %        257 %
Average commisions paid per share of stock
  investments purchased/sold.................     N/A          N/A          N/A          N/A


----------

(1) Before custody credits.



(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.


INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of the Fund is to seek high current income together with capital appreciation. The Fund's investment objective cannot be changed without shareholder approval. There can be no assurance that such objective will be achieved as there are risks in all investments.

BASIC INVESTMENT STRATEGY

    In seeking its investment objective, under normal market conditions the Fund will invest at least 70% of the value of its net assets in "convertible securities"--that is, bonds, debentures, corporate notes, preferred stocks or other securities which are convertible into common stock. The balance may be invested in non-convertible debt or equity securities, warrants, U.S. government securities, repurchase agreements or other money market instruments. Securities received upon conversion or exercise of warrants and securities remaining upon the breakup of units or detachments of warrants may also be retained in the Fund's portfolio to permit orderly disposition or for federal income tax purposes. The Fund is not required to sell securities for the purpose of assuring that 70% of its assets are invested in convertible securities. When the Fund's Adviser deems it advisable because of unusual economic or market conditions, part or all of the Fund's assets may be temporarily held in cash, cash equivalents or invested in U.S. government securities or in other high-quality debt securities. The Fund may also lend its portfolio securities, write covered call options, make short sales, and enter into repurchase agreements.

    In selecting securities for purchase or sale, the Adviser relies on the Value Line Ranking System for convertible securities which has evolved over many years of research. The return provided by a convertible security depends largely on the performance of the common stock for which it can be exchanged. Thus, the Value Line Ranking System's evaluation of the convertible begins with its ranking of the underlying common stock, using the Value Line Timeliness-TM-Ranking System or the Value Line Performance-TM- Ranking System. The Value Line Timeliness Ranking System, which has been used in substantially its present form since 1965, is based upon historical prices and reported earnings, recent earnings and price momentum and the degree to which the latest reported earnings deviate from estimated earnings. The Timeliness Rankings are published weekly in the Standard Edition of The Value Line Investment Survey for approximately 1,700 stocks. On a scale of 1 (highest) to 5 (lowest), the Timeliness Rankings compare the Adviser's estimate of the probable market performance of each Standard Edition stock during the coming twelve months relative to all 1,700 stocks under review in the Standard Edition. The Value Line Performance Ranking System for common stocks was introduced in 1995. It is a variation of the Value Line Small-Capitalization Ranking System, which has been employed in managing pension client assets since 1981, and in managing the Value Line Small-Cap Growth Fund, Inc. since 1993. The Performance Ranking System evaluates the approximately 1,800 stocks in the Expanded Edition of The Value Line Investment Survey. This stock selection system relies on factors similar to those found in the Value Line Timeliness Ranking System. The Performance Ranks use a scale of 1 (highest) to 5 (lowest) to compare the Adviser's estimate of the probable market performance of each Expanded Edition stock during the coming twelve months relative to all 1,800 stocks under review in the Expanded Edition. The rank for the common stock is then combined with the Adviser's evaluation of the convertible, using a statistical evaluation model to assign a rank to the approximately 600 convertibles and more than 50 warrants in The Value Line Convertibles Survey. The Value Line Convertible Ranking System, which has been published in essentially its present form since 1973, makes a comparison of the historic price relationship of the convertible to its underlying stock (or to other issues of a similar nature) making adjustments for any changes in conditions that have occurred, to estimate the degree to which the convertible may be underpriced or overpriced. Each convertible is then ranked on a scale of 1 (highest) to 5 (lowest) based on the total return (from income or dividends plus appreciation) the Adviser estimates it will provide relative to its risk during the coming year. The Value Line Convertible Rankings are published four times a month in The Value Line Convertibles Survey.


    The Value Line Rankings do not eliminate market risk, but the Adviser believes that they provide objective standards for determining whether the market is undervaluing or overvaluing a particular security. Under normal conditions, the Fund will confine its purchases to convertible securities ranked 1 or 2; those convertible securities that fall in rank below 2 will be sold as soon as practical, although those ranked 1 or 2 may also be sold if the Adviser deems a sale advisable. The number of convertible securities ranked 1 and 2 will change from week to week. As of July 18, 1997, there were 62 convertible securities ranked 1 and 88 ranked 2, not all of which will be purchased by the Fund. Reliance on the Rankings is no assurance that the Fund will perform more favorably than the market in general over any particular period.


    PORTFOLIO TURNOVER. The Fund's annual portfolio turnover rate may exceed 100%. A portfolio turnover rate of 100% would occur if all of the Fund's portfolio were replaced in a period of one year. To the extent that the Fund engages in short-term trading in attempting to achieve its objective, it may increase portfolio turnover and incur larger brokerage commissions and other expenses than might otherwise be the case. The Fund's portfolio turnover rate for recent fiscal years is set forth under "Financial Highlights", see page 3.

MISCELLANEOUS INVESTMENT PRACTICES

    LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to broker-dealers or institutional investors if as a result thereof the aggregate value of all securities loaned does not exceed 33 1/3% of the total assets of the Fund. The loans will be made in conformity with applicable regulatory policies and will be 100% collateralized by cash, cash equivalents or U.S. Treasury bills on a daily basis in an amount equal to the market value of the securities loaned and interest earned. The Fund will retain the right to call, upon notice, the loaned securities and intends to call loaned voting securities in anticipation of any important or material matter to be voted on by stockholders. While there may be delays in recovery or even loss of rights in the collateral should the borrower fail financially, the loans will be made only to firms deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration which can be earned from such loans justifies the risk. The Fund may pay reasonable custodian and administrative fees in connection with the loans.

    COVERED CALL OPTIONS. The Fund may write covered call options on portfolio securities held in its portfolio ("covered options") in an attempt to earn additional income on its portfolio or to partially offset an expected decline in the price of a security. When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time during the option period. If the option expires unexercised, the Fund will realize income to the extent of the amount received for the option (the "premium"). If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered option, the Fund foregoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. The Fund will not write call options in an aggregate amount greater than 25% of its net assets and will only write call options which are traded on a national securities exchange.

    The Fund will purchase call options only to close out a position. When an option is written on securities in the Fund's portfolio and it appears that the purchaser of that option is likely to exercise the option and purchase the underlying security, it may be considered appropriate to avoid liquidating the Fund's position, or the Fund may wish to extinguish a call option sold by it so as to be free to sell the underlying security. In such instances the Fund may purchase a call option on the same security with the same exercise price and expiration date which had been previously written. Such a purchase would have the effect of closing out the option which the Fund has written. The Fund realizes a gain if the amount paid to purchase the call option is less than the premium received for writing a similar option and a loss if the amount paid to purchase a call option is greater than the premium received for writing a similar option. If the underlying security has substantially risen in value, it may be difficult or expensive to purchase the call option for the closing transaction.

    SHORT SALES. The Fund may from time to time make short sales of securities in order to protect a profit or to attempt to minimize a loss with respect to convertible securities. The Fund will only make a short sale of a security if it owns other securities convertible into an equivalent amount of such securities. No more than 10% of the value of the Fund's net assets taken at market may at any one time be held as collateral for such sales.

    REPURCHASE AGREEMENTS. The Fund may invest temporary cash balances in repurchase agreements. A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a member bank of the Federal Reserve System or a securities dealer which the Adviser believes to be financially sound) to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The Fund will make payment for such securities only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent for the Fund. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. The Fund has a fundamental policy that it will not enter into repurchase agreements which will not mature within seven days if any such investment, together with all other assets held by the Fund which are not readily marketable, amounts to more than 10% of its total assets. The Board of Directors monitors the creditworthiness of parties dealing with the Fund in repurchase agreements and loans of portfolio securities.

    RESTRICTED SECURITIES. On occasion, the Fund may purchase securities which would have to be registered under the Securities Act of 1933 if they were to be publicly distributed. However, it will not do so if the value of such securities and other securities which are not readily marketable (including repurchase agreements maturing in more than seven days) would exceed 10% of the market value of its total assets. It is management's policy to permit the occasional acquisition of such restricted securities only if (except in the case of short-term, non-convertible debt securities) there is an agreement by the issuer to register such securities, ordinarily at the issuer's expense, when requested to do so by the Fund. The acquisition in limited amounts of restricted securities is believed to be helpful toward the attainment of the Fund's investment objective without unduly restricting its liquidity or freedom in the management of its portfolio. However, because restricted securities may only be sold privately or in an offering registered under the Securities Act of 1933, or pursuant to an exemption from such registration, substantial time may be required to sell such securities, and there is greater than usual risk of price decline prior to sale.

    In addition, the Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the Securities Act of 1933. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers.

    The Adviser, under the supervision of the Board of Directors, will consider whether securities purchased under Rule 144A are liquid or illiquid for purposes of the Fund's limitation on investment in securities which are not readily marketable or are illiquid. Among the factors to be considered are the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market and the nature of the security and the time needed to dispose of it.

    To the extent that the liquid Rule 144A securities that the Fund holds become illiquid, due to lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Adviser, under the supervision of the Board of Directors, will monitor the Fund's investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

    FOREIGN SECURITIES. The Fund may purchase U.S. dollar denominated securities of foreign issuers which are publicly traded in the United States. Foreign securities involve additional risks and may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there may be less public information about their operations. These risks are typically greater for investments in less-developed countries whose governments and financial markets may be more susceptible to adverse political and economic developments. The Adviser considers these factors in making investments for the Fund. There is no limitation on the amount of the Fund's assets that may be invested in these types of foreign securities.

INVESTMENT RESTRICTIONS

    The Fund has adopted a number of investment restrictions which may not be changed without shareholder approval. These are set forth in the Statement of Additional Information and provide, among other things, that the Fund may not:

       (a) borrow in excess of 10% of the value of its assets and then only as a temporary measure;

       (b) purchase securities (other than U.S. government securities) if the purchase would cause the Fund, at the time, to have more than 5% of the value of its total assets invested in the securities of any one issuer or to own more than 10% of the outstanding voting securities of any one issuer; or

       (c) invest 25% or more of the value of the Fund's assets in securities of issuers in one particular industry.

MANAGEMENT OF THE FUND

    The management and affairs of the Fund are supervised by the Fund's Board of Directors. The Fund's officers conduct and supervise the daily business operations of the Fund. The Fund's investment decisions are made by an investment committee of employees of the Adviser. The Fund's Annual Report contains a discussion of the Fund's performance, which will be made available upon request and without charge.


    THE ADVISER. The Adviser was organized in 1982 and is the successor to substantially all of the operations of Arnold Bernhard & Co., Inc. ("AB&Co."). The Adviser was formed as part of a reorganization of AB&Co., a sole proprietorship formed in 1931 which became a New York corporation in 1946. AB&Co. currently owns approximately 81% of the outstanding shares of the Adviser's common stock. Jean Bernhard Buttner, Chairman, President and Chief Executive Officer of the Adviser, owns all of the voting stock of AB&Co. All of the non-voting stock is owned by or for the benefit of members of the Bernhard family and certain employees and former employees of the Adviser and AB&Co. The Adviser currently acts as investment adviser to the other Value Line funds and furnishes investment advisory services to private and institutional accounts with combined assets in excess of $5 billion. Value Line Securities, Inc., the Fund's distributor, is a subsidiary of the Adviser. The Adviser manages the Fund's investments, provides various administrative services and supervises the Fund's daily business affairs, subject to the authority of the Board of Directors. The Adviser is paid an advisory fee at an annual rate of 3/4 of 1% of the Fund's average daily net assets during the year (a fee which is higher than that paid by many other investment companies, although comparable with investment companies with investment policies similar to those of the Fund). For more information about the Fund's management fees and expenses, see the "Summary of Fund Expenses" on page 2.

    BROKERAGE. The Fund pays a portion of its total brokerage commissions to Value Line Securities, Inc. which clears transactions for the Fund through unaffiliated broker-dealers.

CALCULATION OF NET ASSET VALUE


    The net asset value of the Fund's shares for purposes of both purchases and redemptions is determined once daily as of the close of trading of the first session of the New York Stock Exchange (currently 4:00 p.m., New York time) on each day that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem Fund shares have been received. The holidays on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share is determined by dividing the total value of the investments and other assets of the Fund, less any liabilities, by the total outstanding shares.


    The Fund's securities are valued by an independent pricing service approved by the Fund's Board of Directors. Securities for which quotations are not available from the pricing service, and all other assets of the Fund, are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market.

HOW TO BUY SHARES


    PURCHASE BY CHECK. To buy shares, send a check made payable to "NFDS-Agent" and a completed and signed application form to Value Line Funds, c/o National Financial Data Services, Inc., P.O. Box 419729, Kansas City, MO 64141-6729. Third party checks will not be accepted for either initial or subsequent investments. For assistance in completing the application, call Value Line Securities at 1-800-223-0818 during New York business hours. Upon receipt of the completed purchase application and a check, National Financial Data Services, Inc. ("NFDS"), the Fund's shareholder servicing agent, will buy full and fractional shares (to three decimal places) at the net asset value next computed after the funds are received and will confirm the investment to the investor. Subsequent investments may be made by attaching a check to the confirmation's "next payment" stub, by telephone or by federal funds wire. Investors may also buy shares through broker-dealers other than Value Line Securities. Such broker-dealers may charge investors a reasonable service fee. Neither Value Line Securities nor the Fund receives any part of such fees when charged (and which can be avoided by investing in the Fund directly). If an order to purchase shares is cancelled due to nonpayment or because the investor's check does not clear, the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities by reason of such cancellation. If the purchaser is a shareholder, Value Line Securities reserves the right to redeem sufficient shares from the shareholder's account to protect the Fund against loss. Minimum orders are $1,000 for an initial purchase and $250 for each subsequent purchase. The Fund may refuse any order for the purchase of shares.

    WIRE PURCHASE--$1,000 MINIMUM. An investor should call 1-800-243-2729 to obtain an account number. After receiving an account number, instruct your commercial bank to wire transfer "federal funds" via the Federal Reserve System as follows:

    State Street Bank and Trust Company, Boston, MA.

    ABA #011000028

    Attn: DDA #99049868
    Value Line Convertible Fund, Inc.
    A/C #________________________
    Shareholder's name and account information
    Tax ID #________________________

NOTE: A COMPLETED AND SIGNED APPLICATION MUST BE MAILED IMMEDIATELY AND RECEIVED BY NFDS BEFORE IT CAN HONOR ANY WITHDRAWAL OR EXCHANGE TRANSACTIONS.

    After your account has been opened you may wire additional investments in the same manner.

    For an initial investment made by federal funds wire purchase, the wire must include a valid social security number or tax identification number. Investors purchasing shares in this manner will then have 30 days after purchase to provide the certification and signed account application. All payments should be made in U.S. dollar and, to avoid fees and delays, should be drawn on only U.S. banks.

    SUBSEQUENT TELEPHONE PURCHASES--$250 MINIMUM. Upon completion of the telephone purchase authorization section of the account application, shareholders who own Fund shares with a current value of $500 or more may also purchase additional shares in amounts of $250 or more up to twice the value of their shares by calling 1-800-243-2729 between 9:00 a.m. and 4:00 p.m. New York time. Such orders will be priced at the closing net asset value on the day received and payment will be due within three business days. If payment is not received within the required time or a purchaser's check does not clear, the order is subject to cancellation and the purchaser will be responsible for any loss incurred by the Fund or Value Line Securities. Shares may not be purchased by telephone for a tax-sheltered retirement plan.

DIVIDENDS, DISTRIBUTIONS AND TAXES

    The Fund distributes net investment income quarterly and any net realized capital gains at least annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Fund unless the shareholder has requested otherwise. Because the Fund intends to distribute all of its net investment income and capital gains to shareholders, it is not expected that the Fund will be required to pay any federal income taxes. However, shareholders of the Fund normally will pay federal income taxes, and any applicable state or local taxes, on the dividends and capital gains distributions they receive from the Fund (whether or not reinvested in additional Fund shares). Shareholders will be informed annually of the amount and nature of the Fund's income and distributions.

PERFORMANCE INFORMATION

    The Fund may from time to time include information regarding its total return performance or yield in advertisements or in information furnished to existing or prospective shareholders. When information regarding total return is furnished, it will be based upon changes in the Fund's net asset value and will assume the reinvestment of all capital gains distributions and income dividends. It will take into account nonrecurring charges, if any, which the Fund may incur but will not take into account income taxes due on Fund distributions.

    The table below illustrates the total return performance of the Fund for the periods indicated by showing the value of a hypothetical $1,000 investment made at the beginning of each period. The information contained in the table has been computed by applying the Fund's average annual total return to the hypothetical $1,000 investment. The table assumes reinvestment of all capital gains distributions and income dividends, but does not take into account income taxes due on Fund distributions or dividends.


                                                                                AVERAGE ANNUAL
                                                                                 TOTAL RETURN
                                                                               ----------------
For the year ended April 30, 1997.................................  $   1,088          8.80%
For the 5 years ended April 30, 1997..............................  $   1,821         12.74%
For the 10 years ended April 30, 1997.............................  $   2,542          9.78%


    When information regarding "yield" is furnished it will refer to the net investment income per share generated by an investment in the Fund over a thirty-day period. This income will then be annualized by assuming that the amount of income generated by the investment during that thirty-day period is generated each 30 days over one year and assuming that the income is reinvested every six months.

    Comparative performance information may be used from time to time in advertising the Fund's shares, including data from Lipper Analytical Services, Inc. and other industry or financial publications such as KIPLINGER'S PERSONAL FINANCE, MONEY MAGAZINE, FINANCIAL WORLD, MORNINGSTAR, PERSONAL INVESTORS, FORBES, FORTUNE, BUSINESS WEEK, WALL STREET JOURNAL, INVESTOR'S BUSINESS DAILY, DONOGHUE and BARRON'S. The Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. From time to time, articles about the Fund regarding its performance or ranking may appear in national publications. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Fund. Reference to or reprints of such articles may be used in the Fund's promotional literature.

    Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's current yield, total return or distribution rate for any period should not be considered as a representation of what an investment may earn or what an investor's total return, yield or distribution rate may be in any future period.

HOW TO REDEEM SHARES

    Shares of the Fund may be redeemed at any time at their current net asset value next determined after NFDS receives a request in proper form. ALL REQUESTS FOR REDEMPTION SHOULD BE SENT TO NFDS, P.O. BOX 419729, KANSAS CITY, MO 64141-6729. The value of shares of the Fund on redemption may be more or less than the shareholder's cost, depending upon the market value of the Fund's assets at the time. A shareholder with certificates for shares must surrender the certificate properly endorsed with signature guaranteed. A signature guarantee may be executed by any "eligible" guarantor. Eligible guarantors include domestic banks, savings associations, credit unions, member firms of a national securities exchange, and participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. A guaranty from a Notary Public is not an acceptable source. The signature on any request for redemption of shares not represented by certificates, or on any stock power in lieu thereof, must be similarly guaranteed. In each case the signature or signatures must correspond to the names in which the account is registered. Additional documentation may be required when shares are registered in the name of a corporation, agent or fiduciary. For further information, you should contact NFDS.

    The Fund does not make a redemption charge but shares redeemed through brokers or dealers may be subject to a service charge by such firms. A check for the redemption proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed under unusual circumstances such as when normal trading is not taking place on the New York Stock Exchange. In addition, shares purchased by check may not be redeemed for up to 15 calendar days following the purchase date.

    If the Board of Directors determines that it is in the best interests of the Fund, the Fund has the right to redeem, upon prior written notice, at net asset value, all shareholder accounts which, due to redemptions, fall below $500 in net asset value. In such event, an investor will have 30 days to increase the shares in his account to the minimum level.

    BY TELEPHONE OR WIRE. You may redeem shares by telephone or wire instructions to NFDS by so indicating on the initial application. Payment will normally be transmitted on the business day following receipt of your instructions to the bank account at the member bank of the Federal Reserve System you have designated on your initial purchase application. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include requiring some form of personal identification prior to acting upon instructions received by telephone. The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. Any loss will be borne by the investor. Heavy wire traffic may delay the arrival of a wire until after public hours at your bank. Telephone or wire redemptions must be in amounts of $1,000 or more and your instructions must include your name and account number. The number to call before the close of business on the New York Stock Exchange is 1-800-243-2729. Procedures for redeeming Fund shares by telephone may be modified or terminated without notice at any time by the Fund.

    BY CHECK. You may elect this method of redemption by so indicating on the initial application and you will be provided a supply of checks by NFDS. These checks may be made payable to the order of any person in any amount of $500 or more. When your check is presented for payment, the Fund will redeem a sufficient number of full and fractional shares in your account to cover the amount of the check. Checks will be returned unpaid if there are insufficient shares to meet the withdrawal amount. Potential fluctuations in the net asset value of the Fund's shares should be considered in determining the amount of the check.

    This method of redemption requires that your shares must remain in an open account and that no share certificates are issued and outstanding. You cannot close your account through the issuance of a check because the exact balance at the time your check clears will not be known when you write the check.

    If you use this privilege you will be required to sign a signature card which will subject you to State Street Bank and Trust Company's rules and regulations governing checking accounts. The authorization form which you must sign also contains a provision relieving the bank, NFDS, the Fund, Value Line Securities and the Adviser from liability for loss, if any, which you may sustain arising out of a non-genuine instruction pursuant to this redemption feature. Any additional documentation required to assure a genuine redemption must be maintained on file with NFDS in such a current status as NFDS may deem necessary. A new form properly signed and with the signature guaranteed as described above must be received and accepted by NFDS before authorized redemption instructions already on file with NFDS can be changed.

    An additional supply of checks will be furnished upon request. There presently is no charge to the shareholder for these checks or their clearance. However, the Fund and NFDS reserve the right to make reasonable charges and to terminate or modify any or all of the services in connection with this privilege at any time and without prior notice. NFDS will impose a $5 fee for stopping payment of a check upon your request or if NFDS cannot honor the check due to insufficient or uncollected funds or other valid reasons.

    IMPORTANT: Shares purchased by check may not be redeemed until the Fund is reasonably assured of the final collection of such check, currently determined to be up to 15 days.

INVESTOR SERVICES

    VALU-MATIC.-REGISTERED TRADEMARK- The Fund offers a free service to its shareholders, Valu-Matic-Registered Trademark-, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The shareholder authorizes the Fund to debit the shareholder's bank account monthly for the purchase of Fund shares on or about the 3rd or 18th of each month. Further information regarding this service can be obtained from Value Line Securities by calling 1-800-223-0818.

    EXCHANGE OF SHARES. Shares of the Fund may be exchanged for shares of the other Value Line funds in any identically registered account on the basis of the respective net asset values next computed after receipt of the exchange order. No telephone exchanges can be made for less than $1,000. In the event shares of the Fund are being exchanged for shares of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio and the shares (including shares in accounts under the control of one investment adviser) have a value in excess of $500,000, then at the discretion of the Adviser the shares to be purchased will be purchased at the closing price on the third business day following the redemption of the shares being exchanged to allow the Fund to utilize normal securities settlement procedures in transferring the proceeds of the redemption.

    The exchange privilege may be exercised only if the shares to be acquired may be sold in the investor's State. Prospectuses for the other Value Line funds may be obtained from Value Line Securities by calling 1-800-223-0818. Each such exchange involves a redemption and a purchase for tax purposes. Broker-dealers are not prohibited from charging a commission for handling the exchange of Fund shares. To avoid paying such a commission send the request in proper form to NFDS. The Fund reserves the right to terminate the exchange privilege of any account making more than eight exchanges a year. (An exchange out of The Value Line Cash Fund, Inc. or The Value Line Tax Exempt Fund--Money Market Portfolio is not counted for this purpose.) The exchange privilege may be modified or terminated at any time, and any of the Value Line funds may discontinue offering its shares generally, or in any particular state, without prior notice. To make an exchange, call 1-800-243-2729. Although it has not been a problem in the past, shareholders should be aware that a telephone exchange may be difficult during periods of major economic or market changes.

    SYSTEMATIC CASH WITHDRAWAL PLAN. A shareholder who has invested a minimum of $5,000 in the Fund, or whose shares have attained that value, may request a transfer of his shares to a Value Line Systematic Cash Withdrawal Account which NFDS will maintain in his name on the Fund's books. Under the Systematic Cash Withdrawal Plan (the "Plan") the shareholder will request that NFDS, acting as his agent, redeem monthly or quarterly a sufficient number of shares to provide for payment to him, or someone he designates, of any specified dollar amount (minimum $25). All certificated shares must be placed on deposit under the Plan and dividends and capital gains distributions, if any, are automatically reinvested at net asset value. The Plan will automatically terminate when all shares in the account have been redeemed. The shareholder may at any time terminate the Plan, change the amount of the regular payment, or request liquidation of the balance of his account on written notice to NFDS. The Fund may terminate the Plan at any time on written notice to the shareholder.

    TAX-SHELTERED RETIREMENT PLANS. Shares of the Fund may be purchased for various types of retirement plans. For more complete information, contact Value Line Securities at 1-800-223-0818 during New York business hours.

ADDITIONAL INFORMATION

    The Fund is an open-end, diversified management investment company incorporated in Maryland in March, 1985. The Fund has 50,000,000 authorized shares of common stock, $1 par value. Each share has one vote, with fractional shares voting proportionately. Shares have no preemptive rights, are freely transferable, are entitled to dividends as declared by the Directors, and, if the Fund were liquidated, would receive the net assets of the Fund.

    INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the cover page of this Prospectus. Shareholder inquiries regarding their accounts and account balances should be directed to National Financial Data Services, Inc., servicing agent for State Street Bank and Trust Company, the Fund's transfer agent, 1-800-243-2729. Shareholders should note that they may be required to pay a fee for special requests such as historical transcripts for an account. Our Info-Line provides the latest account information 24 hours a day, every day, and is available to shareholders with push-button phones. The Info-Line toll-free number is 1-800-243-2739.

    WITHHOLDING. Mutual funds are required to withhold 31% of dividends, distributions of capital gains and redemption proceeds in accounts without a valid social security or tax identification number. You must provide this information when you complete the Fund's application and certify that you are not currently subject to backup withholding. The Fund reserves the right to close by redemption accounts for which the holder fails to provide a valid social security or tax identification number.

    SHAREHOLDER MEETINGS. The Fund does not intend to hold routine annual meetings of shareholders. However, special meetings of shareholders will be held as required by law for purposes such as changing fundamental policies or approving an advisory agreement.

                         THE VALUE LINE FAMILY OF FUNDS
---------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by The Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, low-rated, fixed-income corporate securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.


1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.


1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

----------------
* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTORS, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 E. 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

INVESTMENT ADVISER
Value Line, Inc.
220 East 42nd Street
New York, NY 10017-5891

DISTRIBUTOR
Value Line Securities, Inc.
220 East 42nd Street
New York, NY 10017-5891

SHAREHOLDER SERVICING AGENT
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419729
Kansas City, MO 64141-6729

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Peter D. Lowenstein, Esq.
Two Greenwich Plaza, Suite 100
Greenwich, CT 06830
                                   ----------

                               TABLE OF CONTENTS

                                                    PAGE
                                                    -----
Summary of Fund Expenses.......................           2
Financial Highlights...........................           2
Investment Objective and Policies..............           3
Investment Restrictions........................           7
Management of the Fund.........................           7
Calculation of Net Asset Value.................           8
How to Buy Shares..............................           8
Dividends, Distributions and Taxes.............           9
Performance Information........................           9
How to Redeem Shares...........................          10
Investor Services..............................          12
Additional Information.........................          13

-------------------------------------------
                                   PROSPECTUS
-------------------


                               SEPTEMBER 1, 1997


                                   VALUE LINE
                                  CONVERTIBLE
                                   FUND, INC.

                                 (800) 223-0818

                                     [LOGO]

                       VALUE LINE CONVERTIBLE FUND, INC.

              220 East 42nd Street, New York, New York 10017-5891
                        1-800-223-0818 or 1-800-243-2729

--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                               SEPTEMBER 1, 1997
--------------------------------------------------------------------------------

    This Statement of Additional Information is not a prospectus and must be read in conjunction with the Prospectus of Value Line Convertible Fund, Inc. dated September 1, 1997, a copy of which may be obtained without charge by writing or telephoning the Fund.

                                 --------------

                               TABLE OF CONTENTS

                                                                                              PAGE
                                                                                            ---------
Investment Objective and Policies.........................................................       B-1
Investment Restrictions...................................................................       B-2
Directors and Officers....................................................................       B-4
The Adviser...............................................................................       B-5
Brokerage Arrangements....................................................................       B-6
How to Buy Shares.........................................................................       B-7
Suspension of Redemptions.................................................................       B-7
Taxes.....................................................................................       B-8
Performance Data..........................................................................       B-9
Additional Information....................................................................       B-11
Financial Statements......................................................................       B-11

                                 --------------

    The Fund's investment adviser is Value Line, Inc. (the "Adviser").

                       INVESTMENT OBJECTIVE AND POLICIES
    (SEE ALSO "INVESTMENT OBJECTIVE AND POLICIES" IN THE FUND'S PROSPECTUS)

GENERAL

    Value Line Convertible Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company. Its investment objective is to seek high current income together with capital appreciation. To attain its primary investment objective, the Fund has a fundamental policy that under normal conditions at least 70% of the value of its net assets will be invested in convertible securities.

    The Fund will not concentrate its investments in any particular industry but reserves the right to invest up to 25% of its total assets (taken at market value) in any one industry. The Fund does not invest for the purposes of management or control of companies whose securities the Fund owns. The Fund intends to limit its annual portfolio turnover so that realized short-term gains on securities held for less than three months do not exceed 30% of the Fund's gross income so that the Fund will meet one of the tests for qualification as a regulated investment company under the Internal Revenue Code.

    The policies set forth in the Fund's Prospectus and above in the preceding paragraphs and the policies set forth below under "Investment Restrictions" are, unless otherwise indicated, fundamental policies of the Fund and may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding voting securities of the Fund" means the lesser of (1) the holders of more than 50% of the outstanding shares of capital stock of the Fund or (2) 67% of the shares present if more than 50% of the shares are present at a meeting in person or by proxy.

                            INVESTMENT RESTRICTIONS

    The Fund may not:

       (1) Engage in short sales, except to the extent that it owns other securities convertible into an equivalent amount of such securities.
    Such transactions may only occur for the purpose of protecting a profit or in attempting to minimize a loss with respect to convertible securities. No more than 10% of the value of the Fund's net assets taken at market may at any one time be held as collateral for such sales.

       (2) Purchase or sell any put or call options or any combination thereof, except that the Fund may write and sell covered call option contracts on securities owned by the Fund. The Fund may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions").

       (3) Borrow money in excess of 10% of the value of its assets and then only as a temporary measure to meet unusually heavy redemption requests or for other extraordinary or emergency purposes. Securities will not be purchased while borrowings are outstanding. No assets of the Fund may be pledged, mortgaged or otherwise encumbered, transferred or assigned to secure a debt.

       (4) Engage in the underwriting of securities, except to the extent that the Fund may be deemed an underwriter as to restricted securities under the Securities Act of 1933 in selling portfolio securities.

       (5) Invest in real estate, mortgages or illiquid securities of real estate investment trusts although the Fund may purchase securities of issuers which engage in real estate operations.

       (6) Invest in commodities or commodity contracts.

       (7) Lend money except in connection with the purchase of debt obligations or by investment in repurchase agreements, provided that repurchase agreements maturing in more than seven days, when taken together with other illiquid investments including restricted securities, do not exceed 10% of the Fund's assets. The Fund may lend its portfolio securities to broker-dealers and institutional investors if as a result thereof the aggregate value of all securities loaned does not exceed 33 1/3% of the total assets of the Fund.

       (8) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, or any other class of securities, of any one issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class, and all preferred stock of an issuer is considered as one class. This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities.

       (9) Purchase securities of other investment companies.

       (10)Invest 25% or more of its assets in securities of issuers in any one industry.

       (11)Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation. The restriction does not apply to any obligation issued or guaranteed by the U.S. government, its agencies or instrumentalities.

       (12)Purchase or retain the securities of any issuer if, to the knowledge of the Fund, those officers and directors of the Fund and of the
    Adviser, who each owns more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such securities.

       (13)Issue senior securities except evidences of indebtedness permitted by restriction No. 3 above.

       (14)Purchase securities for the purpose of exercising control over another company.

       (15)Purchase securities on margin or participate on a joint or a joint and several basis in any trading account in securities.

       (16)Purchase oil, gas or other mineral type development programs or leases, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

       (17)Invest more than  2% of  the value of  its total  assets in  warrants
           (valued at the lower of cost or market), except that warrants attached to other securities are not subject to these limitations.

    If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values or assets will not be considered a violation of the restriction. For purposes of industry classifications, the Fund follows the industry classifications in The Value Line Investment Survey.

                             DIRECTORS AND OFFICERS

NAME, ADDRESS AND AGE         POSITION WITH FUND             PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------  ---------------------  ---------------------------------------------------------
*Jean Bernhard Buttner        Chairman of the Board  Chairman, President and  Chief Executive  Officer of  the
 Age 62                       of Directors and       Adviser  and  Value  Line Publishing,  Inc.  Chairman and
                              President              President  of  the  Value  Line  Funds  and  Value   Line
                                                     Securities, Inc. (the "Distributor").
 John W. Chandler             Director               Consultant,  Academic  Search Consultation  Service, Inc.
 2801 New Mexico                                     since   1992;   Consultant,   Korn/Ferry   International,
   Ave., N.W.                                        1990-1992.  Trustee Emeritus and  Chairman (1993-1994) of
 Washington, DC 20007                                Duke University; President Emeritus, Williams College.
 Age 73
*Leo R. Futia                 Director               Retired Chairman  and  Chief  Executive  Officer  of  The
 201 Park Avenue South                               Guardian  Life Insurance Company  of America and Director
 New York, NY 10003                                  since 1970. Director (Trustee) of The Guardian  Insurance
 Age 78                                              &  Annuity  Company,  Inc.,  Guardian  Investor  Services
                                                     Corporation and the Guardian-sponsored mutual funds.
 Charles E. Reed              Director               Retired.  Formerly,  Senior  Vice  President  of  General
 3200 Park Avenue                                    Electric   Co.;  Director  Emeritus   of  People's  Bank,
 Bridgeport, CT 06604                                Bridgeport, CT.
 Age 84
 Paul Craig Roberts           Director               Distinguished  Fellow,   Cato  Institute,   since   1993;
 505 S. Fairfax Street                               formerly,   William  E.  Simon   Professor  of  Political
 Alexandria, VA 22320                                Economy, Center for Strategic and International  Studies;
 Age 58                                              Director, A. Schulman Inc. (plastics) since 1992.
 Nancy-Beth Sheerr            Director               Chairman, Radcliffe College Board of Trustees.
 1409 Beaumont Drive
 Gladwyne, PA 19035
 Age 48
 Christopher W. Bischof       Vice President         Portfolio  Manager  with  the  Adviser  since  1995;  Se-
 Age 45                                              curities Analyst with the Adviser, 1989-1995.
 David T. Henigson            Vice President,        Vice President  and Compliance  Officer of  the  Adviser.
 Age 40                       Secretary and          Director and Vice President of the Distributor.
                              Treasurer

--------------
* "Interested" director as defined in the Investment Company Act of 1940 (the "1940 Act").

    Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY.

    Directors and certain officers of the Fund are also directors/trustees and officers of other investment companies for which the Adviser acts as investment adviser. The following table sets forth information regarding compensation of Directors by the Fund and by the Fund and the eleven other Value Line Funds of which each of the Directors is a director or trustee for the fiscal year ended April 30, 1997. Directors who are officers or employees of the Adviser do not receive any compensation from the Fund or any of the Value Line Funds.

                               COMPENSATION TABLE
                        FISCAL YEAR ENDED APRIL 30, 1997

                                                                                                                TOTAL
                                                                         PENSION OR           ESTIMATED      COMPENSATION
                                                                         RETIREMENT            ANNUAL         FROM FUND
                                                      AGGREGATE           BENEFITS            BENEFITS         AND FUND
                                                    COMPENSATION       ACCRUED AS PART          UPON           COMPLEX
NAME OF PERSON                                        FROM FUND       OF FUND EXPENSES       RETIREMENT       (12 FUNDS)
-------------------------------------------------  ---------------  ---------------------  ---------------  --------------
Jean B. Buttner                                       $     -0-                 N/A                 N/A       $      -0-
John W. Chandler                                          3,016                 N/A                 N/A           36,195
Leo R. Futia                                              2,766                 N/A                 N/A           33,195
Charles E. Reed                                           3,016                 N/A                 N/A           36,195
Paul Craig Roberts                                        3,016                 N/A                 N/A           36,195
Nancy-Beth Sheerr                                         1,484                 N/A                 N/A           17,810

    As of April 30, 1997, no person owned of record or, to the knowledge of the Fund, owned beneficially, 5% or more of the outstanding stock of the Fund other than Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104, which owned 601,123 shares or 11% of the outstanding shares of the Fund. In addition, the Adviser owned 62,517 shares representing 1.2% of the outstanding shares. Officers and directors of the Fund as a group owned less than 1% of the outstanding shares of the Fund.

                                  THE ADVISER
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    The Fund's investment adviser is Value Line, Inc. (the "Adviser"). The investment advisory agreement between the Fund and the Adviser dated August 10, 1988 provides for an advisory fee payable monthly at an annual rate of 3/4 of 1% of the Fund's average daily net assets during the year. During the fiscal years ended April 30, 1995, 1996 and 1997, the Fund paid or accrued to the Adviser advisory fees of $357,683, $428,535 and $517,810, respectively. In the computation of the advisory fee, the net amount of any tender fees received by Value Line Securities, Inc., the Fund's Distributor, from acting as tendering broker with respect to any portfolio securities of the Fund will be subtracted from the advisory fee.

    The investment advisory agreement provides that the Adviser shall render investment advisory and other services to the Fund including, at its expense, all administrative services, office space and the services of all officers and employees of the Fund. The Fund pays all other expenses incurred in its organization and operation which are not assumed by the Adviser including taxes, interest, brokerage commissions, insurance premiums, fees and expenses of the custodian and shareholder servicing agent, legal and accounting fees, fees and expenses in connection with qualification under federal and state securities laws and costs of shareholder reports and proxy materials. The Fund has agreed that it will use the words "Value Line" in its name only so long as Value Line, Inc. serves as investment adviser of the Fund. The agreement will terminate upon its assignment.

    The Adviser acts as investment adviser to 15 other investment companies constituting The Value Line Family of Funds, and furnishes investment counseling services to private and institutional accounts with combined assets in excess of $5 billion.

    Certain of the Adviser's clients may have investment objectives similar to the Fund and certain investments may be appropriate for the Fund and for other clients advised by the Adviser. From time to time, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all such clients. In addition, a particular security may be bought for one or more clients when one or more other clients are selling such security, or purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be averaged as to price and allocated as to amount in accordance with the daily purchase or sale orders actually placed for each client. In some cases, this procedure could have a detrimental effect on the price or amount of the securities purchased or sold by the Fund. In other cases, however, it is believed that the ability of the Fund to participate, to the extent permitted by law, in volume transactions will produce better results for the Fund.

    The Adviser and/or its affiliates, officers, directors and employees may from time to time own securities which are also held in the portfolio of the Fund. The Adviser has imposed rules upon itself and such persons requiring monthly reports of security transactions for their respective accounts and restricting trading in various types of securities in order to avoid possible conflicts of interest. The Adviser may from time to time, directly or through affiliates, enter into agreements to furnish for compensation special research or financial services to companies, including services in connection with acquisitions, mergers or financings. In the event that such agreements are in effect with respect to issuers of securities held in the portfolio of the Fund, specific reference to such agreements will be made in the "Schedule of Investments" in shareholder reports of the Fund. As of the date of this Statement of Additional Information, no such agreements exist.

                             BROKERAGE ARRANGEMENTS
          (SEE ALSO "MANAGEMENT OF THE FUND" IN THE FUND'S PROSPECTUS)

    Orders for the purchase and sale of portfolio securities are placed with brokers and dealers who, in the judgment of the Adviser, are able to execute them as expeditiously as possible and at the best obtainable price. Purchases and sales of securities which are not listed or traded on a securities exchange will ordinarily be executed with primary market makers acting as principal, except when it is determined that better prices and executions may otherwise be obtained. The Adviser is also authorized to place purchase or sale orders with brokers or dealers who may charge a commission in excess of that charged by other brokers or dealers if the amount of the commission charged is reasonable in relation to the value of the brokerage and research services provided. Such allocation will be in such amounts and in such proportions as the Adviser may determine. Orders may also be placed with brokers or dealers who sell shares of the Fund or other funds for which the Adviser acts as investment adviser, but this fact, or the volume of such sales, is not a consideration in their selection. During fiscal 1995, 1996 and 1997, the Fund paid brokerage commissions of $24,998, $24,792 and $33,824, respectively.

    The Board of Directors has adopted procedures incorporating the standards of Rule 17e-1 under the 1940 Act which requires that commissions paid to Value Line Securities, Inc. or any other "affiliated person" be "reasonable and fair" compared to the commissions paid to other brokers in connection with comparable transactions. The procedures require that the Adviser furnish reports to the Directors with respect to the payment of commissions to affiliated brokers and maintain records with respect thereto. During the fiscal year ended April 30, 1997, all of the Fund's brokerage commissions were paid to brokers or dealers solely for their services in obtaining best prices and executions. The information and services furnished to the Adviser include the furnishing of research reports and statistical compilations and computations and the providing of current quotations for securities. These services and information were furnished to the Adviser at no cost to it; no such services or information were furnished directly to the

Fund, but certain of these services might have relieved the Fund of expenses which it would otherwise have had to pay. Such information and services are considered by the Adviser, and brokerage commissions are allocated in accordance with its assessment of such information and services, but only in a manner consistent with the placing of purchase and sale orders with brokers and/or dealers, which, in the judgment of the Adviser, are able to execute such orders as expeditiously as possible and at the best obtainable price. The Fund is advised that the receipt of such information and services has not reduced in any determinable amount the overall expenses of the Adviser.

                               HOW TO BUY SHARES
      (SEE ALSO "CALCULATION OF NET ASSET VALUE", "HOW TO BUY SHARES" AND
                 "INVESTOR SERVICES" IN THE FUND'S PROSPECTUS)

    Shares of the Fund are purchased at net asset value next calculated after receipt of a purchase order. Minimum orders are $1,000 for an initial purchase and $250 for each subsequent purchase. The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases such as pursuant to payroll deduction plans, etc., where subsequent and continuing purchases are contemplated.

    The Fund has entered into a distribution agreement with Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, pursuant to which the Distributor acts as principal underwriter and distributor of the Fund for the sale and distribution of its shares. The Distributor receives no compensation for its services under the Agreement. The Distributor also serves as distributor to the other Value Line funds.

    AUTOMATIC PURCHASES. The Fund offers a free service to its shareholders, Valu-Matic, through which monthly investments of $25 or more may be made automatically into the shareholder's Fund account. The required form to enroll in this program is available upon request from the Distributor.

    RETIREMENT PLANS. Shares of the Fund may be purchased as the investment medium for various tax-sheltered retirement plans. Upon request, the Distributor will provide information regarding eligibility and permissible contributions. Because a retirement plan is designed to provide benefits in future years, it is important that the investment objectives of the Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement plan may result in adverse tax consequences.

                           SUSPENSION OF REDEMPTIONS

    The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by the Fund's Board of Directors under the following conditions authorized by the 1940 Act: (1) For any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) For any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) For such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

    The Fund will ordinarily pay in cash all redemptions by any shareholder of record. However, the Fund has reserved the right under the 1940 Act to make payment in whole or in part in securities of the Fund, if the Directors determine that such action is in the best interests of the other shareholders. Under such circumstances, the Fund will, nevertheless, pay to each shareholder of record in cash all redemptions by such shareholder, during any 90-day period, up to the lesser of $250,000 or 1% of the Fund's net assets. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities may incur brokerage costs on their sales.

                                     TAXES
      (SEE "DIVIDENDS, DISTRIBUTIONS AND TAXES" IN THE FUND'S PROSPECTUS)

    The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund so qualified during the Fund's last fiscal year. By so qualifying, the Fund is not subject to federal income tax on its net investment income or net capital gains which are distributed to shareholders (whether or not reinvested in additional Fund shares).

    Distributions of investment income and of the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income (whether or not reinvested in additional Fund shares). Upon request, the Fund will inform shareholders of the amounts of dividends which will qualify for the dividends received deduction for corporate shareholders.

    The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. The Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

    Distributions of the excess of net long-term capital gain over net short-term capital loss (net capital gains) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders and regardless of whether the distribution is received in cash or is reinvested in additional shares of the Fund. The computation of net capital gains takes into account any capital loss carryforward of the Fund.

    A distribution by the Fund reduces the Fund's net asset value per share. Such a distribution is taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time (at the net asset value per share) includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a return of capital as a result of the distribution which nevertheless is taxable to them. All distributions, whether received in cash or reinvested in Fund shares, must be reported by each shareholder on his or her federal income tax return. Under the Code, dividends declared by the Fund in October, November and December of any calendar year, and payable to shareholders of record in such month, shall be deemed to have been received by the shareholder on December 31 of such calendar year if such dividend is actually paid in January of the following calendar year.

    A shareholder may realize a capital gain or capital loss on the sale or redemption of shares of the Fund. The tax consequences of a sale or redemption depend upon several factors, including the shareholder's tax basis in the shares sold or redeemed and the length of time the shares have been held. Basis in the shares may be the actual cost of those shares (net asset value of Fund shares on purchase or reinvestment date), or under special rules, an average cost. Under certain circumstances, a loss on the sale or redemption of shares held for six months or less may be treated as a long-term capital loss to the extent that the Fund has distributed long-term capital gain dividends on such shares. Moreover, a loss on the sale or redemption of Fund shares will be disallowed to the extent the shareholder purchases other shares of the Fund within 30 days (before or after) of the date the shares are sold or redeemed.

    For shareholders who fail to furnish to the Fund their social security or taxpayer identification numbers and certain related information or who fail to certify that they are not subject to backup withholding, dividends, distributions of capital gains and redemption proceeds paid by the Fund will be subject to a 31% Federal income tax withholding requirement. If the withholding provisions are applicable, any such dividends or capital gains distributions to these shareholders, whether taken in cash or reinvested in additional Fund shares, and any redemption proceeds will be reduced by the amounts required to be withheld.

    The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents, domestic corporations and partnerships, and certain trusts and estates) and is not intended to be a complete discussion of all federal tax consequences. Shareholders are advised to consult with their tax advisers concerning the application of federal, state and local taxes to an investment in the Fund.

                                PERFORMANCE DATA

    From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return or other performance data on the Fund will be accompanied by information on the Fund's average annual total return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate total return information for different periods of time.

    The Fund's  average annual  total return  is determined  by reference  to  a
hypothetical   $1,000   investment  that   includes  capital   appreciation  and
depreciation for the stated period, according to the following formula:
                                          1/n
                                T = (ERV/P)  - 1

Where:    P     =    a hypothetical initial purchase order of
                     $1,000
          T     =    average annual total return
          n     =    number of years
          ERV   =    ending redeemable value of the
                     hypothetical $1,000 purchase at the end
                     of the period.

    Aggregate total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

    As stated in the Prospectus, the Fund may also quote its current yield in advertisements and investor communications.

    The yield computation is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure, according to the following formula:

                                               6
                                       a - b
                          Yield = 2[(------- +1) - 1]
                                        cd

Where:    a    =    dividends and interest earned
                    during the period (calculated
                    as required by the Securities
                    and Exchange Commission);
          b    =    expenses accrued for the
                    period (net of
                    reimbursements);
          c    =    the average daily number of
                    shares outstanding during the
                    period that were entitled to
                    receive dividends;
          d    =    the maximum offering price per
                    share on the last day of the
                    period.

    The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in advertising by the Fund.

    The Fund may also, from time to time, include a reference to its current quarterly or annual distribution rate in investor communications and sales literature preceded or accompanied by a Prospectus, reflecting the amounts actually distributed to shareholders which could include capital gains and other items of income not reflected in the Fund's yield, as well as interest and dividend income received by the Fund and distributed to shareholders (which is reflected in the Fund's yield).

    All calculations of the Fund's distribution rate are based on the distributions per share which are declared, but not necessarily paid, during the fiscal year. The distribution rate is determined by dividing the distributions declared during the period by the maximum offering price per share on the last day of the period and annualizing the resulting figure. In calculating its distribution rate, the Fund has used the same assumptions that apply to its calculation of yield. The distribution rate does not reflect capital appreciation or depreciation in the price of the Fund's shares and should not be considered to be a complete indicator of the return to the investor on his investment.

    The Fund's current yield, distribution rate and total return may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., or Standard & Poor's Indices. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

                             ADDITIONAL INFORMATION

EXPERTS

    The financial statements of the Fund and the financial highlights included in the Fund's Annual Report to Shareholders and incorporated by reference in this Statement of Additional Information have been so incorporated by reference in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

CUSTODIAN

    The Fund employs State Street Bank and Trust Company, Boston, MA as custodian for the Fund. The custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell.

                              FINANCIAL STATEMENTS

    The Fund's financial statements for the year ended April 30, 1997, including the financial highlights for each of the five fiscal years in the period ended April 30, 1997, appearing in the 1997 Annual Report to Shareholders and the report thereon of Price Waterhouse LLP, independent accountants, appearing therein, are incorporated by reference in this Statement of Additional Information.

    The Fund's 1997 Annual Report to Shareholders is enclosed with this Statement of Additional Information.

                       VALUE LINE CONVERTIBLE FUND, INC.
                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.


    a. Financial Statements
       Included in Part A of this Registration Statement:
         Financial Information
           Financial Highlights for each of the ten years in the period ended April 30, 1997.



       Included in Part B of this Registration Statement:*
         Schedule of Investments at April 30, 1997
        Statement of Assets and Liabilities at April 30, 1997
        Statement of Operations for the year ended April 30, 1997
        Statements of Changes in Net Assets for the years ended April 30, 1997 and April 30, 1996
        Financial Highlights for each of the five years in the period ended April 30, 1997
        Notes to Financial Statements
        Report of Independent Accountants


       Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.
---------

     * Incorporated by reference from the Annual Report to Shareholders for the year ended April 30, 1997.


    b. Exhibits
       16.  Calculation of Performance Data--Exhibit 1

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


    As of April 30, 1997, there were 3,407 record holders of the Registrant's Capital Stock ($1.00 par value).


ITEM 27.  INDEMNIFICATION.

    Incorporated by reference from Post-Effective Amendment No. 3 (filed with the Commission August 24, 1987).

ITEM 28.  BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISER.

    Value Line, Inc., Registrant's investment adviser, acts as investment adviser for a number of individuals, trusts, corporations and institutions, in addition to the registered investment companies in the Value Line Family of Funds listed in Item 29.

                                        POSITION WITH
            NAME                         THE ADVISER                              OTHER EMPLOYMENT
----------------------------  ----------------------------------  ------------------------------------------------
Jean Bernhard Buttner         Chairman of the Board,              Chairman of the Board and Chief Executive
                              President, and Chief Executive      Officer of Arnold Bernhard & Co., Inc. Chairman
                              Officer                             of the Value Line Funds and the Distributor
Samuel Eisenstadt             Senior Vice President and Director

David T. Henigson             Vice President, Treasurer and       Vice President and a Director of Arnold Bernhard
                              Director                            & Co., Inc. and the Distributor

Howard A. Brecher             Vice President, Secretary and       Secretary and Treasurer of Arnold Bernhard &
                              Director                            Co., Inc.

Harold Bernard, Jr.           Director                            Administrative Law Judge

William S. Kanaga             Director                            Retired Chairman of Arthur Young (now Ernst &
                                                                  Young)

W. Scott Thomas               Director                            Partner, Brobeck, Phleger & Harrison, attorneys.

ITEM 29.  PRINCIPAL UNDERWRITER.

    (a)Value Line Securities, Inc., acts as principal underwriter for the following Value Line funds, including the Registrant: The Value Line Fund, Inc.; The Value Line Income Fund, Inc.; The Value Line Special Situations Fund, Inc.; Value Line Leveraged Growth Investors, Inc.; The Value Line Cash Fund, Inc.; Value Line U.S. Government Securities Fund, Inc.; Value Line Centurion Fund, Inc.; The Value Line Tax Exempt Fund, Inc.; Value Line Convertible Fund, Inc.; Value Line Aggressive Income Trust; Value Line New York Tax Exempt Trust; Value Line Strategic Asset Management Trust; Value Line Intermediate Bond Fund, Inc.; Value Line Small-Cap Growth Fund, Inc.; Value Line Asset Allocation Fund, Inc.; Value Line U.S. Multinational Company Fund, Inc.

    (b)

                                    (2)
                               POSITION AND                 (3)
           (1)                    OFFICES               POSITION AND
    NAME AND PRINCIPAL        WITH VALUE LINE           OFFICES WITH
     BUSINESS ADDRESS        SECURITIES, INC.            REGISTRANT
--------------------------  -------------------  --------------------------
Jean Bernhard Buttner       Chairman of the      Chairman of the Board
                            Board

David T. Henigson           Vice President,      Vice President, Secretary
                            Secretary,           and Treasurer
                            Treasurer and
                            Director

Stephen LaRosa              Asst. Vice           Asst. Treasurer,
                            President            Asst. Secretary

        The business address of each of the officers and directors is 220 East 42nd Street, New York, NY 10017-5891.

    (c)Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

    Value Line, Inc.
    220 East 42nd Street
    New York, NY 10017
    For records pursuant to:
    Rule 31a-1(b)(4),(5),(6),(7),(10),(11)
    Rule 31a-1(f)

    State Street Bank and Trust Company
    c/o NFDS
    P.O. Box 419729
    Kansas City, MO 64141
    For records pursuant to Rule 31a-1(b)(2)(iv)

    State Street Bank and Trust Company
    225 Franklin Street
    Boston, MA 02110
    For all other records

ITEM 31.  MANAGEMENT SERVICES.

    None.

ITEM 32.  UNDERTAKINGS.

    Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 --------------

                       CONSENT OF INDEPENDENT ACCOUNTANTS


We hereby consent to the incorporation by reference in the Prospectus and Statement of Additional Information constituting parts of this Post-Effective Amendment No. 14 to the registration statement on Form N-1A (the "Registration Statement") of our report dated June 13, 1997, relating to the financial statements and financial highlights appearing in the April 30, 1997 Annual Report to Shareholders of Value Line Convertible Fund, Inc., which are also incorporated by reference into the Registration Statement. We also consent to the references to us under the heading "Financial Highlights" in the Prospectus and under the headings "Additional Information" and "Financial Statements" in the Statement of Additional Information.


PRICE WATERHOUSE LLP


1177 Avenue of the Americas
New York, New York
August 18, 1997

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of August, 1997.


                                      VALUE LINE CONVERTIBLE FUND, INC.

                                       By:         /s/ DAVID T. HENIGSON
                                      ..........................................

                                                    DAVID T. HENIGSON
                                                     VICE PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.


                      SIGNATURES                                        TITLE                         DATE
------------------------------------------------------  -------------------------------------  -------------------

                                                        Chairman of the                          August 18, 1997
                   *JEAN B. BUTTNER                       Board of Directors; President;
                  (JEAN B. BUTTNER)                       Principal Executive Officer

                  *JOHN W. CHANDLER                     Director                                 August 18, 1997
                  (JOHN W. CHANDLER)

                    *LEO R. FUTIA                       Director                                 August 18, 1997
                    (LEO R. FUTIA)

                   *CHARLES E. REED                     Director                                 August 18, 1997
                  (CHARLES E. REED)

                 *PAUL CRAIG ROBERTS                    Director                                 August 18, 1997
                 (PAUL CRAIG ROBERTS)

                  *NANCY-BETH SHEERR                    Director                                 August 18, 1997
                 (NANCY-BETH SHEERR)

                      /s/ DAVID T. HENIGSON             Treasurer; Principal Financial and       August 18, 1997
 .....................................................    Accounting Officer
                 (DAVID T. HENIGSON)


* By       /s/ DAVID T. HENIGSON
 .....................................

           (DAVID T. HENIGSON,
          ATTORNEY-IN-FACT)